SELECTED QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 5,148	$ 5,984	$ 5,934	$ 5,420	$ 4,316	$ 4,935	$ 5,182	$ 4,518	$ 22,486	$ 18,951	$ 17,288
Operating profit	774	763	724	385	539	510	651	460	$ 2,646	$ 2,160	$ 3,984
Earnings from continuing operations attributable to common shareowners	$ (48)	$ 564	$ 415	$ 177	$ 417	$ 270	$ 394	$ 306
Basic earnings per share - continuing operations (in dollars per share)	$ (0.05)	$ 0.63	$ 0.46	$ 0.20	$ 0.50	$ 0.32	$ 0.47	$ 0.37	$ 1.23	$ 1.66	$ 3.74
Diluted earnings per share - continuing operations (in dollars per share)	$ (0.05)	$ 0.62	$ 0.45	$ 0.19	$ 0.49	$ 0.32	$ 0.46	$ 0.36	$ 1.22	$ 1.63	$ 3.67